Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Statutory Surplus Reserve	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Total
Balance at Sep. 30, 2024	$ 2,856	$ 67,329,705	$ 7,704,459	$ 2,046,228	$ 919,978	$ 78,003,226	$ 314,213	$ 78,317,439
Balance (in Shares) at Sep. 30, 2024	14,279,182
Appropriation for statutory reserve			(44,403)		44,403
Foreign currency translation gain (loss)				(2,553,295)		(2,553,295)	(25,791)	(2,579,086)
Net income (loss)			145,906			145,906	4,879	150,785
Balance at Mar. 31, 2025	$ 2,856	67,329,705	7,805,962	(507,067)	964,381	75,595,837	293,301	75,889,138
Balance (in Shares) at Mar. 31, 2025	14,279,182
Balance at Sep. 30, 2025	$ 2,860	67,359,101	6,308,532	923,834	919,978	75,514,305	298,002	75,812,307
Balance (in Shares) at Sep. 30, 2025	14,299,182
Contribution from non-controlling shareholders							80,622	80,622
Dividend to shareholder							(2,898)	(2,898)
Foreign currency translation gain (loss)				2,388,445		2,388,445	24,126	2,412,571
Net income (loss)			(1,101,460)			(1,101,460)	(4,269)	(1,105,729)
Balance at Mar. 31, 2026	$ 2,860	$ 67,359,101	$ 5,207,072	$ 3,312,279	$ 919,978	$ 76,801,290	$ 395,583	$ 77,196,873
Balance (in Shares) at Mar. 31, 2026	14,299,182